Related parties - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Revenue	$ 2,649,963	$ 3,283,514
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Loans outstanding from related party transactions	$ 76,322	76,322
Associates | Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Revenue	251,000	359,000
Receivables from related party transactions	16,000	17,000
Payables from related party transactions	70,000	69,000
Loans outstanding from related party transactions	$ 76,000	$ 76,000